SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	¥ 67,500	¥ 67,544
Accumulated amortization	(27,743)	(25,102)
Finite-Lived Intangible Assets, Net	11,609	14,294
Accumulated impairment loss	(28,148)	(28,148)
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	16,816	16,860
Accumulated amortization	(12,687)	(11,627)
Finite-Lived Intangible Assets, Net	¥ 4,129	¥ 5,233
Weighted average amortization period	7 years	7 years 2 months 12 days
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	¥ 2,882	¥ 2,882
Accumulated amortization	(2,839)	(2,819)
Finite-Lived Intangible Assets, Net	¥ 43	¥ 63
Weighted average amortization period	4 years	4 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	¥ 14,865	¥ 14,865
Accumulated amortization	(3,447)	(3,027)
Finite-Lived Intangible Assets, Net	¥ 944	¥ 1,364
Weighted average amortization period	7 years	7 years 2 months 12 days
Accumulated impairment loss	¥ (10,474)	¥ (10,474)
Non Compete Arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	805	805
Accumulated amortization	(260)	(260)
Finite-Lived Intangible Assets, Net
Weighted average amortization period	4 years	3 years 9 months 18 days
Accumulated impairment loss	¥ (545)	¥ (545)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	15,000	15,000
Accumulated amortization	(4,271)	(3,448)
Finite-Lived Intangible Assets, Net	¥ 5,143	¥ 5,966
Weighted average amortization period	10 years	10 years
Accumulated impairment loss	¥ (5,586)	¥ (5,586)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	8,472	8,472
Accumulated amortization	(2,016)	(1,698)
Finite-Lived Intangible Assets, Net	¥ 1,350	¥ 1,668
Weighted average amortization period	9 years	8 years 10 months 24 days
Accumulated impairment loss	¥ (5,106)	¥ (5,106)
Order or Production Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross total	8,660	8,660
Accumulated amortization	(2,223)	(2,223)
Finite-Lived Intangible Assets, Net
Weighted average amortization period	4 years	7 years 2 months 12 days
Accumulated impairment loss	¥ (6,437)	¥ (6,437)